Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statements of Cash Flows [Abstract]
Net cash (used in) / provided by operating activities	$ 13,108	$ 5,723	$ 2,782
Cash flows used in investing activities [Abstract]
Net cash used in investing activities	(12,349)	(8,827)	(32,992)
Cash flows from financing activities [Abstract]
Proceeds from issuance of common stock and warrants, net of underwriters fees and commissions	13,225	0	2,637
Proceeds from convertible notes	0	0	9,000
Proceeds from related party debt	5,000	2,000	16,200
Net cash provided by / (used in) financing activities	6,351	(491)	25,341
Net increase / (decrease) in cash and cash equivalents and restricted cash	7,110	(3,595)	(4,869)
Cash and cash equivalents and restricted cash at beginning of period	7,444	11,039	15,908
Cash and cash equivalents and restricted cash at end of period	14,554	7,444	11,039
Cash paid during the period for [Abstract]
Interest	14,144	18,504	14,661
Noncash financing activities [Abstract]
Shares issued to settle unpaid interest in connection with financing - related party	2,115	0	0
Shares issued in lieu of interest payments in connection with financing - related party	3,846	0	0
Shares issued to settle deferred finance cost in connection with financing - related party	239	0	0
Unpaid interest waived - related party (Note 4)	96	0	0
Related party debt drawdown	2,000	0	0
Related party debt refinanced	(2,000)	0	0
Shares issued in connection with financing	0	1,541	0
Conversion of related party debt into convertible note	0	0	(4,750)
Seanergy Maritime Holdings Corp. [Member]
Statements of Cash Flows [Abstract]
Net cash (used in) / provided by operating activities	(4,090)	(5,609)	6,314
Cash flows used in investing activities [Abstract]
Investments in subsidiaries	(7,764)	2,413	(40,972)
Net cash used in investing activities	(7,764)	2,413	(40,972)
Cash flows from financing activities [Abstract]
Proceeds from issuance of common stock and warrants, net of underwriters fees and commissions	13,225	0	2,637
Proceeds from convertible notes	0	0	9,000
Proceeds from related party debt	5,000	2,000	16,200
Net cash provided by / (used in) financing activities	18,225	2,000	27,837
Net increase / (decrease) in cash and cash equivalents and restricted cash	6,371	(1,196)	(6,821)
Cash and cash equivalents and restricted cash at beginning of period	842	2,038	8,859
Cash and cash equivalents and restricted cash at end of period	7,213	842	2,038
Cash paid during the period for [Abstract]
Interest	164	3,648	2,773
Noncash financing activities [Abstract]
Shares issued to settle unpaid interest in connection with financing - related party	2,115	0	0
Shares issued in lieu of interest payments in connection with financing - related party	3,846	0	0
Shares issued to settle deferred finance cost in connection with financing - related party	239	0	0
Unpaid interest waived - related party (Note 4)	96	0	0
Related party debt drawdown	2,000	0	0
Related party debt refinanced	(2,000)	0	0
Shares issued in connection with financing	0	1,541	0
Conversion of related party debt into convertible note	$ 0	$ 0	$ (4,750)